Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

The following is a summary of accrued liabilities and other payables as of December 31, 2019 and 2020 (in thousands):

	December 31,	December 31,
	2019	2020
	RMB	RMB
Customer deposits on NetEase Pay accounts	1,539,417	1,911,841
Marketing expenses and promotion materials	1,672,096	1,440,661
Accrued fixed assets related payables	304,379	340,725
Server and bandwidth service fees	110,786	150,614
Accrued revenue sharing	578,940	729,688
Content cost	403,402	1,293,598
Professional fees and technical charges	209,123	491,895
Accrued freight and warehousing charge	47,524	61,611
Administrative expenses and other staff related cost	69,849	293,693
Others	357,258	292,493
	5,292,774	7,006,819